Convertible Notes Payable	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Debt Disclosure [Abstract]
Convertible Notes Payable

 Note 11 – Convertible Notes Payable

On March 8, 2023, the Company entered into a securities purchase agreement (“Securities Purchase Agreement”) with YA II PN, Ltd., an investment fund managed by Yorkville Advisors Global, LP (“Yorkville”) under which the Company agreed to sell and issue to Yorkville convertible debentures (“Convertible Debentures”) in a gross aggregate principal amount of up to $11.2 million (“Subscription Amount”). The Convertible Debentures were convertible into shares of Common Stock of the Company and were subject to various contingencies being satisfied as set forth in the Securities Purchase Agreement. The notes were convertible at any time through the maturity date, which, in each case, was one year from the date of issuance. The conversion price would be determined on the basis of 92% of the two lowest VWAP (Volume Weighted Average Prices) of the Common Stock during the prior seven trading day period, initially with a floor conversion price of $0.55, but subsequently lowered by mutual agreement of the parties to $0.20.

On March 8, 2023, the Company issued and sold to Yorkville a Convertible Debenture in the principal amount of $5.0 million, for which it received $4.5 million, with a $500,000 original issue discount (“OID”). Interest on the outstanding principal balance accrued at a rate of 0% and would increase to 15% upon an Event of Default for so long as it remained uncured.

The Company recorded a debt discount related to identified embedded derivatives relating to the conversion features (see Note 12) based on fair values as of the inception date of the Note. The calculated debt discount, including the OID equaled the face of the Note and is being amortized over the term of the note.

Yorkville fully converted the initial $5,000,000 Convertible Debenture into an aggregate of 10,622,119 shares of Common Stock during the year ended December 31, 2023.

On January 4, 2024, the Company and Yorkville terminated the Securities Purchase Agreement dated as of March 8, 2023, as amended, by the mutual consent of the parties, effective as of January 4, 2024. The First Convertible Debenture has been fully converted, and as of January 4, 2024, the obligation of the Company to issue and sell, and Yorkville’s obligation to purchase, the Second Convertible Debenture has been terminated. At the time of termination, there were no outstanding borrowings, advance notices or shares of Common Stock to be issued under the Securities Purchase Agreement. In addition, there were no fees due by the Company or Yorkville in connection with the termination of the Securities Purchase Agreement.

Note 11 – Convertible Notes Payable

On March 8, 2023, the Company entered into a securities purchase agreement (“Securities Purchase Agreement”) with YA II PN, Ltd., an investment fund managed by Yorkville Advisors Global, LP (“Yorkville”) under which the Company agreed to sell and issue to Yorkville convertible debentures (“Convertible Debentures”) in a gross aggregate principal amount of up to $11.2 million (“Subscription Amount”). The Convertible Debentures are convertible into shares of common stock of the Company and are subject to various contingencies being satisfied as set forth in the Securities Purchase Agreement. The notes are convertible at any time through the maturity date, which, in each case, is one year from the date of issuance. The conversion price shall be determined on the basis of 92% of the two lowest VWAP (Volume Weighted Average Prices) of the Common Stock during the prior seven trading day period, initially with a floor conversion price of $0.55, but subsequently lowered by mutual agreement of the parties to $0.20.

On March 8, 2023, the Company issued and sold to Yorkville a Convertible Debenture in the principal amount of $5.0 million, for which it received $4.5 million, with a $500,000 original issue discount (“OID”). Interest on the outstanding principal balance accrues at a rate of 0% and will increase to 15% upon an Event of Default for so long as it remains uncured.

The Company recorded a debt discount related to identified embedded derivatives relating to the conversion features (see Note 12) based on fair values as of the inception date of the Note. The calculated debt discount, including the OID, equaled the face of the Note and is being amortized over the term of the note.

Yorkville fully converted the initial $5,000,000 Convertible Debenture into an aggregate of 10,622,119 common shares during the year ended December 31, 2023.

On January 4, 2024, the Company and Yorkville terminated the Securities Purchase Agreement dated as of March 8, 2023, as amended, by the mutual consent of the parties, effective as of January 4, 2024.  The First Convertible Debenture has been fully converted, and as of January 4, 2024, the obligation of the Company to issue and sell, and Yorkville’s obligation to purchase, the Second Convertible Debenture has been terminated. At the time of termination, there were no outstanding borrowings, advance notices or shares of Common Stock to be issued under the Securities Purchase Agreement. In addition, there were no fees due by the Company or Yorkville in connection with the termination of the Securities Purchase Agreement.